U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form
                             Please print or type.

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1.   Name and address of issuer: Northstar Variable Account
                                 20 Washington Avenue South
                                 Minneapolis, Minnesota 55401

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2.   Name of each series or class of funds for which this notice is filed:

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3.   Investment Company Act File Number: 811-8224
     Securities Act File Number: 33-73058
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4.   Last day of fiscal year for which this notice is filed:
                              December 31, 1998
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5.   Check box if notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             [ ]
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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule
     24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               None
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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               None
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9.   Number and aggregate sale price of securities sold during the fiscal year:

               24,166            $430,000
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               24,166            $430,000
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
     Instruction B.7):

               None
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
12.  Calculation of registration fee:

     (i)Aggregate  sale price of  securities  sold  during  the  fiscal  year in
     reliance on rule 24f-2 (from Item 10):                                             430,000
                                                                                ------------------

     (ii) Aggregate  price of shares issued in connection with dividend
     reinvestment plans (from Item 11, if applicable):                            +           0
                                                                                ------------------

     (iii) Aggregate  price of shares redeemed or repurchased  during the fiscal
     year (if applicable):                                                        -   2,351,000
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     (iv)  Aggregate  price of shares  redeemed or  repurchased  and  previously applied  as  a  reduction  to  filing  fees  pursuant  to  rule  24e-2  (if
     applicable):                                                                 +           0
                                                                                ------------------

     (v) Net  aggregate  price of  securities  sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii),  less line (iii),
     plus line (iv)] (if applicable):                                                (1,921,000)
                                                                                ------------------

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or
     other applicable law or regulation (see Instruction C.6):                    x     .000278
                                                                                ------------------

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:                            0
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INSTRUCTION:
     Issuers should complete lines (ii),  (iii),  (iv), and (v) only if the form is being  filed within 60 days after the close of the issuer's  fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)
                                                                           [   ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the date indicated.

By (signature and Title)*     /s/ Robert B. Saginaw
                              --------------------------
                              Robert B. Saginaw
                              Counsel
Date February 26, 1999

* Please print the name and title of the signing officer below the signature.
                         Robert B. Saginaw